Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (44,221,123)	$ (14,047,983)	$ (17,918,905)
Adjustments to reconcile net loss to net cash used in operating activities:
Vessel depreciation	8,788,121	10,995,023	12,137,445
Impairment loss and loss on write-down of vessel held for sale	5,924,668	1,641,885	3,500,000
Amortization and write off of deferred charges	613,326	150,189	137,032
Net gain on sale of vessels	(10,597)	(461,586)
Share-based compensation	294,341	306,111	510,114
Loss on termination and impairment of newbuilding contracts	7,050,179
Unrealized gain on derivatives	(12,921)	(45,669)	(718,977)
Other income accrued	(1,024,714)	(1,212,938)	(987,604)
Other Investment, Other than Temporary Impairment	4,421,452
Equity loss and impairment of investment in joint venture	16,515,702	2,158,393	2,541,775
(Increase) / decrease in:
Trade accounts receivable	(23,842)	781,714	(316,841)
Prepaid expenses	3,108	172,725	(52,983)
Other receivables	360,976	(386,671)	596,113
Inventories	245,079	293,990	(284,816)
Due to related company	(311,164)	(823,105)	242,330
Trade accounts payable	588,420	(1,262,798)	466,139
Accrued expenses	(8,447)	54,673	(394,155)
Deferred revenue	(24,802)	(341,525)	(186,944)
Net cash used in operating activities	(832,238)	(2,027,572)	(730,277)
Cash flows from investing activities:
Cash paid for vessels under construction and vessel acquisition	(27,329,825)	(16,628,889)	(15,637,368)
Advance received for vessel held for sale		1,122,208
Purchase of a vessel			(21,323,935)
Release of restricted cash	5,675,034	4,102,364	168,322
Increase in restricted cash	(1,348,297)	(6,575,014)	(300,000)
Proceeds from sale of vessels	4,196,268	7,345,342
Net cash used in investing activities	(18,806,820)	(10,633,989)	(37,092,981)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of commissions paid			29,700,000
Proceeds from issuance of common stock, net of commissions paid	3,168,058	10,545,007	14,550,000
Funds used for common stock buyback			(150,687)
Offering expenses paid	(82,377)	(400,696)	(564,922)
Dividends paid			(13,050)
Loan arrangement fees paid	(790,042)	(442,574)	(299,900)
Proceeds from Issuance of Long-term Debt	28,300,000	8,400,000	23,300,000
Proceeds from related party loan	2,000,000
Repayment of long-term debt	(18,464,125)	(22,135,960)	(14,687,000)
Net cash provided by / (used in) financing activities	14,131,514	(4,034,223)	51,834,441
Net increase / (decrease) in cash and cash equivalents	(5,507,544)	(16,695,784)	14,011,183
Cash and cash equivalents at beginning of year	8,715,636	25,411,420	11,400,237
Cash and cash equivalents at end of year	3,208,092	8,715,636	25,411,420
Supplemental cash flow information
Cash paid for interest, net of capitalized expenses	1,727,186	1,352,737	2,000,850
Financing, and investing activities fees:
Loan arrangement fees accrued	38,400	72,600
Offering expenses accrued	178,308	3,279	86,078
Payment-in-kind dividends	1,725,699	1,639,149	1,440,100
Capital expenditures included in liabilities	218,909	385,488
Shares issued as consideration for vessel acquisition including inventory on-board	$ 1,800,000